Taxes (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes
Current	$ 1,992,706	$ 3,111,047	$ 2,364,489
Deferred	(4,516,927)	0	0
Total	$ (2,524,221)	$ 3,111,047	$ 2,364,489